GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill balance is assigned to the Enterprise and Video Advertising reporting units

December 31, 2016

January 1, 2014 and December 31, 2014 (Enterprise reporting unit)	$3,479

Acquisition of Video Advertising business (Note 3)	11,107
Goodwill impairment in 2015 (Note 1)	(6,288)
Goodwill impairment in 2016 (Note 1)	(4,819)

December 31, 2016	$3,479